Accounts Receivables - Schedule of Aging of Accounts Receivables (Detail) - BRL (R$)	Feb. 20, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Accounts receivable		R$ 1,109,408,000	R$ 1,803,998,000
Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 64,871,000
Not past due
Disclosure of financial assets [line items]
Accounts receivable		970,146,000	1,644,019,000
Not past due | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable		645,669,000	583,523,000
Not past due | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable		111,142,000	177,992,000
Not past due | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable		45,650,000	140,758,000
Not past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable		73,458,000	397,205,000
Not past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable		94,227,000	344,541,000
Past due
Disclosure of financial assets [line items]
Accounts receivable		139,262,000	159,979,000
Past due | Up to 30 days
Disclosure of financial assets [line items]
Accounts receivable		69,913,000	55,941,000
Past due | 31 to 60 days
Disclosure of financial assets [line items]
Accounts receivable		6,043,000	9,377,000
Past due | 61 to 90 days
Disclosure of financial assets [line items]
Accounts receivable		46,085,000	3,313,000
Past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable		15,769,000	2,441,000
Past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable		568,000	11,334,000
Past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable		R$ 884,000	R$ 77,573,000
Past due | Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 90